RELATED-PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2017
RELATED-PARTY TRANSACTIONS
Schedule of transactions and balances between the Group and its related-parties

Figures in million - SA rand	Notes	2017	2016	2015
Rand Refinery
Refining fees paid		(32.5)	(44.4)	(30.8)
Interest income	15.1	1.5	40.2	37.3
Loan receivable	15.1	-	403.9	363.7

Schedule of key management remuneration, fees and share ownership

The executive directors and prescribed officers were paid the following remuneration during the year:

Figures in thousands - SA rand	Salary[1]	Cash bonus accrued for the period ended 31 Dec 2017 paid in 2018	Shares proceeds and Dividends payments	Pension scheme total contributions	Expense allowance	For the period ended 31 Dec 2017	For the period ended 31 Dec 2016
Executive directors
Neal Froneman	10,265	15,158	25,956	1,103	174	52,656	104,727
Charl Keyter	5,518	7,775	9,354	758	35	23,440	26,299
Prescribed officers
Chris Bateman[2]	4,506	2,615	-	148	-	7,269	-
Hartley Dikgale	3,886	2,176	5,448	258	-	11,768	10,849
Dawie Mostert	3,683	2,577	5,289	495	-	12,044	11,711
Themba Nkosi	3,535	2,372	686	276	-	6,869	2,951
Wayne Robinson	4,381	2,328	2,211	348	-	9,268	6,180
Richard Stewart	3,808	4,925	2,141	414	-	11,288	5,331
Robert van Niekerk	4,547	4,492	7,896	489	-	17,424	21,725
John Wallington[3]	1,772	1,309	459	313	-	3,853	4,948
Total	45,901	45,727	59,440	4,602	209	155,879	194,721

[1]Salary may differ from that presented in the Integrated Annual Report 2017 as the salary presented above includes expenditure reimbursements.

[2]Appointed as a prescribed officer on 1 July 2017. Total remuneration of US$0.54 million was converted at the average exchange rate of R13.41/US$ for the six months ended 31 December 2017.

[3]Resigned as prescribed officer 30 June 2017.

The non-executive directors were paid the following fees during the year:

Figures in thousands - SA rand	Directors fees	Committee fees	Expense allowance	2017	2016
Chris Chadwick[1]	345	97	-	442	1,099
Robert Chan[2]	718	203	277	1,198	1,369
Tim Cumming	908	459	61	1,428	1,337
Barry Davison	908	587	60	1,555	1,411
Savannah Danson[3]	544	201	-	745	-
Rick Menell	908	681	21	1,610	1,602
Sello Moloko	1,717	-	8	1,725	1,621
Nkosemntu Nika	874	411	-	1,285	1,260
Keith Rayner	908	637	-	1,545	1,530
Sue van der Merwe	908	315	-	1,223	1,139
Jerry Vilakazi	897	327	-	1,224	1,169
Jiyu Yuan[2]	718	101	-	819	978
Total	10,353	4,019	427	14,799	14,515

[1]Resigned 23 May 2017

[2]Resigned on 18 September 2017

[3]Appointed on 23 May 2017

The directors’ and prescribed officers’ share ownership at 31 December 2017 was:

	Number of shares		%
	2017	2016	2017	2016
Executive directors
Neal Froneman[1]	3,342,087	804,402	0.15	0.09
Charl Keyter[2]	1,212,745	469,954	0.06	0.05
Non-executive directors
Tim Cumming[3]	102	100	-	-
Barry Davison[3]	1,507,414	500,000	0.07	0.05
Rick Menell[3]	104,448	44,800	-	-
Sello Moloko[3]	107,245	46,000	-	-
Keith Rayner[3]	66,339	45,000	-	-
Sue van der Merwe[3]	988	424	-	-
Total share ownership by directors	6,341,368	1,910,680
Prescribed officers
Chris Bateman[4]	-	-	-	-
Hartley Dikgale[5]	292,785	175,215	0.01	0.02
Themba Nkosi[3]	18,370	367	-	-
Wayne Robinson[6]	346	-	-	-
Richard Stewart[7]	102,971	12,854	-	-
Robert van Niekerk[8]	176,266	-	0.01	-
Total	6,932,106	2,099,116

[1]Share ownership at the date of this report is 4,125,184 ordinary shares.

[2]Share ownership at the date of this report is 1,385,352 ordinary shares.

[3]Share ownership at the date of this report is unchanged.

[4]Share ownership at the date of this report is 12,722 ADRs.

[5]Share ownership at the date of this report is 367,168 ordinary shares.

[6]Share ownership at the date of this report is 101,997 ordinary shares.

[7]Share ownership at the date of this report is 187,412 ordinary shares.

[8]Share ownership at the date of this report is 302,251 ordinary shares.